Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Computer Equipment [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	3 years
Greenhouse Equipment [Member] | Minimum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	4 years	[1]
Greenhouse Equipment [Member] | Maximum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	10 years	[1]
Office Equipment [Member] | Minimum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	7 years
Office Equipment [Member] | Maximum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	17 years
Laboratory Equipment [Member] | Minimum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	4 years
Laboratory Equipment [Member] | Maximum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	5 years
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	5 years
Vehicles [Member] | Minimum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	4 years
Vehicles [Member] | Maximum [Member]
Statement Line Items [Line Items]
Useful life measured property and equipment	7 years

[1]	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.